ADVISORY AGREEMENT (Details) (Winton Capital Management)	12 Months Ended
Dec. 31, 2014
Advisory agreement
Automatic renewal period of advisory agreement	3 years
Notice period for termination of advisory agreement	90 days
Class A
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class C
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class D
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class I
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class DS
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class M
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee charged	20.00%
Class DT
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.50%
Percentage of performance fee charged	15.00%
Class G
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.25%
Percentage of management fees paid to sponsor	36.00%
Percentage of performance fee charged	20.00%
Class F
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%
Percentage of management fees paid to sponsor	30.00%
Percentage of performance fee charged	20.00%
Class F1
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%
Percentage of management fees paid to sponsor	30.00%
Percentage of performance fee charged	20.00%